Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue (notes 5 and 6)	$ 12,922	$ 11,397
Expenses by nature [abstract]
Cost of sales	7,961	7,932
General and administrative expense	115	126
Exploration, evaluation and project expenses (notes 5 and 8)	392	361
Impairment (reversals) charges (notes 10 and 21)	(457)	312
Loss on currency translation	39	93
Closed mine rehabilitation (note 27b)	59	16
Income from equity investees (note 16)	(241)	(232)
Other (income) expense (note 9)	214	(195)
Income before finance items and income taxes	4,840	2,984
Finance costs, net (note 14)	(232)	(170)
Income before income taxes	4,608	2,814
Income tax expense (note 12)	(1,520)	(861)
Net income	3,088	1,953
Profit (loss), attributable to [abstract]
Equity holders of Barrick Gold Corporation	2,144	1,272
Non-controlling interests (note 32)	$ 944	$ 681
Earnings per share [abstract]
Basic	$ 1.22	$ 0.72
Diluted	$ 1.22	$ 0.72